Risk Management Activities - Foreign Currency Rate Risk Management (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Gains (losses) on derivatives designated as cash flow hedges, net of tax	[1]	$ (8)	$ 214	$ 179

[1]	(7) Net of income tax recovery of 1 million for the year ended Dec. 31, 2018 (2017 - 77 million recovery, 2016 - 92 million expense).